Other Real Estate Owned	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Other Real Estate Owned

NOTE 5 – OTHER REAL ESTATE OWNED

Changes in other real estate owned for the years ended December 31, 2015 and 2014 were as follows:

	2015	2014
Beginning of year	$4,754	$7,332
Transfers in	3,164	1,414
Acquired in acquisition	115	—
Gain on sales	131	506
Proceeds from sales	(2,266)	(4,368)

	5,898	4,884
Additions to valuation reserve	(87)	(130)

Recorded investment	$5,811	$4,754

Expenses related to other real estate owned for the years ended December 31, 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Net loss (gain) on sales	$(131)	$(505)	$(103)
Provision for unrealized losses	87	129	587
Operating expenses, net of rental income	331	397	641

	$287	$21	$1,125

At December 31, 2015, the balance of real estate owned includes $1,256 of foreclosed residential real estate properties recorded as a result of obtaining physical possession of the property. At December 31, 2015, the recorded investment of consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process is $1,896.